BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vigorous Elite Holdings Limited	Investment holding	100%

Sereno Cloud Solution HK Limited	Principally engaged in provision of IT-related services	100%